Schedule of Marketable Debt Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Marketable debt securities	$ 11,769	$ 31,931
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Marketable debt securities	10,629	24,467
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Marketable debt securities	1,140	5,464
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Marketable debt securities